Share-based compensation - Significant inputs used in the estimation of the fair value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation.
Closing share price of our common stock	$ 16.25	$ 18.53
Risk-free rate of return	4.27%	4.56%
Expected volatility of our common stock	52.11%	67.33%
Holding period discount	0.00%	0.00%
Simulation term (in years)	3 years	3 years